RISK MANAGEMENT - Concentrations of credit risk - Concentration by currency (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	$ 54,429.4		$ 176,881,841	$ 166,372,776	[2]
Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			176,881,841	166,372,776
Commercial | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			92,550,025	89,536,494
Consumer
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			55,200,581	50,156,131
Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			55,200,581	50,156,131
Mortgage
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			17,279,362	15,103,533
Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			17,279,362	15,103,533
Microcredit
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			425,697	409,688
Microcredit | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			425,697	409,688
Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			11,426,176	11,166,930
Colombian Pesos | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			109,858,751	104,555,137
Colombian Pesos | Commercial | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			57,651,220	56,516,054
Colombian Pesos | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			35,848,422	32,822,355
Colombian Pesos | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			6,672,423	5,674,639
Colombian Pesos | Microcredit | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			425,697	409,688
Colombian Pesos | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			9,260,989	9,132,401
Foreign currency | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			67,023,090	61,817,639
Foreign currency | Commercial | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			34,898,805	33,020,440
Foreign currency | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			19,352,159	17,333,776
Foreign currency | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			10,606,939	9,428,894
Foreign currency | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			$ 2,165,187	$ 2,034,529

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.